Consolidated Condensed Interim Statement of Financial Position (Unaudited) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Current assets
Cash and cash equivalents	$ 313,466	$ 246,377
Other financial assets	4,649,685	4,222,957
Trade receivables	3,537,193	3,682,302
Other current assets	3,408,260	1,938,327
Total current assets	11,908,604	10,089,963
Non-current assets
Property and equipment, net	11,120,231	10,457,586
Capital work-in-process	926,005	878,103
Intangible assets and goodwill, net	1,023,289	1,034,184
Intangible assets under development
Other non-current financial assets	290,828	285,523
Other non-current assets	8,903,956	8,747,601
Deferred tax assets		70,463
Total non-current assets	22,264,309	21,473,460
Total assets	34,172,913	31,563,423
Current Liabilities
Borrowings	622,370	1,728,190
Trade payables	8,748,983	8,430,154
Other financial liabilities	156,934	243,655
Employee benefits obligation	4,747	209
Other current liabilities	3,621,779	3,413,025
Current tax liability	246,915	160,266
Total current liabilities	13,401,728	13,975,499
Non-current liabilities
Borrowings	641,436	769,795
Other financial liabilities	663,909	241,951
Employee benefits obligations	93,319	102,322
Deferred tax liability	440,005	494,731
Total non-current liabilities	1,838,669	1,608,799
Total liabilities	15,240,397	15,584,298
Commitments and contingencies
EQUITY
Equity share capital	567,542	538,996
Other equity	15,272,198	12,425,098
Equity attributable to equity holders of the Company	15,839,740	12,964,094
Non-controlling interest	3,092,776	3,015,031
Total equity	18,932,516	15,979,125
Total liabilities and equity	$ 34,172,913	$ 31,563,423